As filed with the Securities and Exchange Commission on October 27, 1999


                                          1933 Act Registration No.  333-52965
                                         1940 Act Registration No.    811-8767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                         Pre-Effective Amendment No. [   ]


                      Post-Effective Amendment No. 5 [ X ]


    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]


                              Amendment No. 6 [ X ]

                       MITCHELL HUTCHINS LIR MONEY SERIES
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)


      Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                            BENJAMIN J. HASKIN, ESQ.
                           Kirkpatrick & Lockhart LLP
                1800 Massachusetts Avenue, N.W., Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate  Date  of  Proposed  Public  Offering:   Effective  Date  of  this
Post-Effective Amendment.

It is proposed that this filing will become effective:
[     ]     Immediately upon filing pursuant to Rule 485(b)
[     ]     On           pursuant to Rule 485(b)
[     ]     60 days after filing pursuant to Rule 485(a)(1)
[     ]     On           pursuant to Rule 485(a)(1)


[ X ] 75 days after filing pursuant to Rule 485(a)(2)


[     ]     On                     pursuant to Rule 485(a)(2)


Title of Securities Being Registered: Shares of Beneficial Interest of LIR Cash Reserves Fund and LIR Liquid Assets Fund.

LIR CASH RESERVES FUND





                             -------------------------------

                                  PRELIMINARY PROSPECTUS

                                    DECEMBER __, 1999

                                  SUBJECT TO COMPLETION

                             -------------------------------


This preliminary prospectus offers shares of a money market fund only to eligible benefit plans that participate in the PaineWebber ACCESS (servicemark) program, but only if Mitchell Hutchins and its affiliates do not serve as the sub-adviser for the client in PaineWebber ACCESS. The fund may be made available to clients in other programs in the future.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this preliminary prospectus is complete or accurate. To state otherwise is a crime.

[FOR THE LEFT HAND MARGIN: The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.]

LIR Cash Reserves Fund
------------------------------------------------------------


                                         CONTENTS

                                         THE FUND

        ------------------------------------------------------------

What every investor             LIR Cash Reserves Fund
should know about
the fund                        More About Risks and Investment Strategies


                                 YOUR INVESTMENT

        ------------------------------------------------------------

Information for                 Managing Your Fund Account
managing your fund              --- Buying Shares
account                         --- Selling Shares
                                --- Pricing and Valuation


                                  ADDITIONAL INFORMATION

        ------------------------------------------------------------

Additional important            Management
information about
the fund                        Dividends and Taxes


        ------------------------------------------------------------

Where to learn more             Back Cover
about the fund


                           -------------------------------
                           The fund is not a complete
                           or balanced investment program.
                           -------------------------------

LIR Cash Reserves Fund
------------------------------------------------------------

                             LIR CASH RESERVES FUND

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o     Credit Risk

o     Interest Rate Risk

o     Foreign Securities Risk

The fund is newly organized. As a result, the fund has no operating history or performance information to include in a bar chart or table reflecting average annual returns.

LIR Cash Reserves Fund
------------------------------------------------------------

EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price).....................         None
Maximum Contingent Deferred Sales Charge (Load)
   (as a % of offering price).....................         None
Redemption Fees...................................         None
Exchange Fees.....................................         None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from the fund as a percentage of average net assets)

Management Fees*..................................         0.33%
Distribution and/or Service (12b-1) Fees..........         None
Other Expenses**..................................         0.23%
Total Annual Fund Operating Expenses..............         0.56%
Expense Reimbursements/Management Fee Waivers*....         0.09%
                                                           ----
Net Expenses *....................................         0.47%

* The fund and Mitchell Hutchins have entered into an expense reimbursement/management fee waiver agreement. Mitchell Hutchins has agreed to reimburse fund expenses to the extent that the fund's expenses through the end of the fund's first three fiscal years otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if the fund can do so over the following three years without causing its expenses in any of those years to exceed the "Net Expenses" rate. Mitchell Hutchins has also agreed to waive 0.04% of its 0.33% management fee through the end of the fund's first three fiscal years.

** Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR          3 YEARS

             $48             $151

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LIR Cash Reserves Fund
------------------------------------------------------------



MORE ABOUT RISKS AND INVESTMENT STRATEGIES



PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income will tend to fall more slowly.

FOREIGN SECURITIES RISK. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISKS

YEAR 2000 RISK. The fund could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the fund's other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the fund, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from other service providers that they are taking similar steps.

Similarly, the issuers whose money market instruments are bought by the fund and the trading systems used by the fund could be adversely affected by this issue. The ability of an issuer or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the fund.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund's investment strategies are designed to comply with these requirements.

LIR Cash Reserves Fund
------------------------------------------------------------


YOUR INVESTMENT



MANAGING YOUR FUND ACCOUNT


BUYING SHARES

The fund offers its shares to eligible benefit plans, including individual retirement accounts, through brokerage accounts established as eligible benefit plan sweep accounts at PaineWebber Incorporated or Mitchell Hutchins. The types of eligible benefit plans that are permitted to buy fund shares are described below. You can open an eligible benefit plan sweep account by contacting your Financial Advisor.

Fund shares are currently available only to eligible benefit plans participating in the PaineWebber ACCESS (servicemark) program if Mitchell Hutchins or an affiliate does not serve as sub-adviser to the eligible benefit plan (I.E., PaineWebber, Mitchell Hutchins or their affiliates do not exercise any investment discretion over account assets.) The fund may be made available to other programs in the future.

BUYING SHARES AUTOMATICALLY

The fund is designed to automatically invest free credit cash balances held in your account in shares of the fund. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither your Financial Advisor, Mitchell Hutchins nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances (that is, immediately available funds) of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis and are purchased daily for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be effective at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of Mitchell Hutchins are open for business.

The fund and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of fund shares.

The fund pays no sales commission, sales load, or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither Mitchell Hutchins nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

LIR Cash Reserves Fund
-----------------------------------------------------------------------------


BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include, but are not limited to

o     individual retirement accounts (traditional, rollover and "SIMPLE" IRAs)

o     simplified employee pension plans

o cash or deferred arrangements (I.E., 401(k) plans, including SIMPLE 401(k) plans)

o     profit sharing plans

o     money purchase plans

o     defined benefit plans

o     target benefit plans

o     church plans

o     government plans

o     self-employed plans (i.e., "KEOGHs")

Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences otherwise applicable to eligible benefit plan distributions will not occur.


                                       6A

LIR Cash Reserves Fund
-----------------------------------------------------------------------------


ADDITIONAL INFORMATION

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

PRICING AND VALUATION

The price of fund shares is based on the net asset value. The net asset value per share for the fund is the total value of the fund divided by the total number shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The net asset value per share for the fund is determined twice each business day at noon and the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on days that the New York Stock Exchange is open, except Columbus Day and Veterans Day. Your price for buying or selling or exchanging your shares will be the net asset value that is next calculated after the fund accepts your order.

LIR Cash Reserves Fund
-----------------------------------------------------------------------------


ADDITIONAL INFORMATION

MANAGEMENT

INVESTMENT ADVISER

Mitchell Hutchins is the investment adviser, principal underwriter and administrator of the fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On September 30, 1999, Mitchell Hutchins managed over $59 billion in client assets with Mitchell Hutchins or PaineWebber as the adviser or sub-adviser of 33 investment companies with 75 separate portfolios and aggregate assets of approximately $47.3 billion.

ADVISORY FEES

The fund pays advisory and administration fees to Mitchell Hutchins at the annual contract rate of 0.33% of its average daily net assets. Mitchell Hutchins has agreed to waive 0.04% of its 0.33% management fee through the end of the fund's first three fiscal years.

In addition to the advisory and administration fees paid to Mitchell Hutchins as described above, the fund pays all expenses not assumed by Mitchell Hutchins as investment adviser and administrator. These expenses include, without limitation, interest charges, taxes, expenses of issue and redemption of shares, fees and expenses of registering and qualifying the fund and its shares for distribution under federal and state regulations, custodial fees, auditing and legal expenses, expenses of determining net asset value of the fund's shares, reports to shareholders, expenses of shareholder meetings, expenses of printing and mailing prospectuses and proxy materials to existing shareholders, and its proportionate share of insurance premiums and professional association dues or assessments. See "Investment Advisory and Distribution Arrangements" in the SAI.

LIR Cash Reserves Fund
-----------------------------------------------------------------------------


DIVIDENDS AND TAXES


DIVIDENDS


The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00 per share.

Your dividends will be reinvested in additional shares of the fund, unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or your financial services firm if you prefer to receive dividends in cash.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends they receive on fund shares until they withdraw the proceeds from the eligible benefit plan. Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income and withdrawals will be subject to an additional tax equal to 10% of the amount distributed (unless the withdrawals are used to pay certain higher education expenses and certain acquisition costs of first time home buyers) if made prior to the time the participant:

o     reaches age 59 1/2;

o     becomes permanently disabled; or

o reaches at least age 55 and is separated from service of the employer who sponsored the plan.

The failure of an eligible benefit plan to distribute sufficient income after a participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to an eligible benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

[BACK COVER]

If you want more information about the fund, the following document is available free upon request:

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the SAI by contacting the fund directly at [1-800-________________________________].

You may review and copy information about the fund, including the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of information about the fund and other information about the funds and information about the operations of the SEC's Public Reference Room:

o For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009
      Telephone: 1-800-SEC-0330
o     Free, from the SEC's Internet website at: http://www.sec.gov



Mitchell Hutchins LIR Money Series
--LIR Cash Reserves Fund
Investment Company Act File No. 811-06281
(Copyright)1999 PaineWebber Incorporated

LIR LIQUID ASSETS FUND





                       -------------------------------

                             PRELIMINARY PROSPECTUS

                                DECEMBER __, 1999

                              SUBJECT TO COMPLETION

                       -------------------------------


This preliminary prospectus offers shares of a money market fund only to eligible benefit plans that participate in certain PaineWebber investment programs and that have arrangements with Mitchell Hutchins or an affiliate to serve as investment manager for the client or investment program.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this preliminary prospectus is complete or accurate. To state otherwise is a crime.

[For the left hand margin: The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted. ]

                                    CONTENTS

                                    THE FUND

       ----------------------------------------------------------------

What every investor             LIR Liquid Assets Fund
should know about
the fund                        More About Risks and Investment Strategies

                                 YOUR INVESTMENT

       ----------------------------------------------------------------

Information for                 Managing Your Fund Account
managing your fund              ------ Buying Shares
account                         ------ Selling Shares
                                ------ Pricing and Valuation



                             ADDITIONAL INFORMATION

       ----------------------------------------------------------------

Additional important            Management
information about
the fund                        Dividends and Taxes

       ----------------------------------------------------------------

Where to learn more             Back Cover
about the fund


                           -------------------------------
                           The fund is not a complete
                           or balanced investment program.
                           -------------------------------

LIR Liquid Assets Fund
----------------------------

                             LIR LIQUID ASSETS FUND

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
                   ------------------------------------------


FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o     Credit Risk

o     Interest Rate Risk

o     Foreign Securities Risk

The fund is newly organized. As a result, the fund has no operating history or performance information to include in a bar chart or table reflecting average annual returns.

LIR Liquid Assets Fund
----------------------------

EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load)Imposed on Purchases     None
   (as a % of offering price)..............
Maximum Contingent Deferred Sales Charge  (Load)
   (as a % of offering
   price)................................           None
Redemption Fees..........................           None
Exchange Fees............................           None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets as a percentage of average net assets)

Management Fees*............................      0.03%

Distribution and/or Service (12b-1)Fees.....      None

Other Expenses**............................      0.18%
                                                  ----

Total Annual Fund Operating Expenses........      0.21%
                                                  ====

* The fund reimburses Mitchell Hutchins for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management Fees" above. The fund also reimburses Mitchell Hutchins for its direct costs and expenses in administering the fund. Mitchell Hutchins' direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts. Mitchell Hutchins periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to Mitchell Hutchins by the fund. See "Additional Information - Management."

**Other expenses are based on estimated amounts for the current fiscal year.

  EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR          3 YEARS

             $22              $68

LIR Liquid Assets Fund
----------------------------

MORE ABOUT RISKS AND INVESTMENT STRATEGIES
------------------------------------------



PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income will tend to fall more slowly.

Foreign Securities Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISKS

Year 2000 Risk. The fund could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the fund's other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the fund, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from other service providers that they are taking similar steps.

Similarly, the issuers whose money market instruments are bought by the fund and the trading systems used by the fund could be adversely affected by this issue. The ability of an issuer or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the fund.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund's investment strategies are designed to comply with these requirements.

LIR Liquid Assets Fund
-----------------------------


YOUR INVESTMENT

MANAGING YOUR FUND ACCOUNT
--------------------------
BUYING SHARES

The fund offers its shares only to eligible benefit plans, including individual retirement accounts, through brokerage accounts established as eligible benefit plan sweep accounts at PaineWebber Incorporated or Mitchell Hutchins. The types of eligible benefit plans that are permitted to buy fund shares are described below. You can open an eligible benefit plan sweep account by contacting your Financial Advisor.

Fund shares are available only to eligible benefit plans that participate in certain investment programs offered and managed by Mitchell Hutchins or an affiliate, including any of the following eligible investment programs:

o     PaineWebber ACCESS (servicemark);

o     PaineWebber Managed Account Consulting (MAC);

o     PaineWebber Portfolio Management Program (PMP); and

o     PaineWebber Selections (servicemark).

The fund may be made available to other programs in the future. Eligible benefit plans may purchase fund shares only if Mitchell Hutchins or an affiliate serves as investment manager (i.e., PaineWebber, Mitchell Hutchins or an affiliate exercises investment discretion with respect to account assets). If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither your Financial Advisor, Mitchell Hutchins nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.)

BUYING SHARES AUTOMATICALLY

The fund is designed to automatically invest free credit cash balances held in your account in shares of the fund for the investment programs listed above. All free cash credit balances (that is, immediately available funds) of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis and are purchased daily for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be effective at the next determination of net asset value on any business day after federal funds become available to the fund.

Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of Mitchell Hutchins are open for business.

The fund and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of fund shares.

The fund pays no sales commission, sales load, or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares.

Neither Mitchell Hutchins nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include, but are not limited to

o     individual retirement accounts (traditional, rollover and "SIMPLE" IRAs)

o     simplified employee pension plans

o cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans)

o     profit sharing plans

o     money purchase plans

o     defined benefit plans

o     target benefit plans

o     church plans

o     government plans

o     self-employed plans (i.e., "KEOGHs")

Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest assets already held in an eligible benefit plan in the fund without regard to these limitations.


                                       6A

LIR Liquid Assets Fund
------------------------------

SELLING SHARES
--------------

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences otherwise applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

PRICING AND VALUATION
---------------------

The price of fund shares is based on the net asset value. The net asset value per share for the fund is the total value of the fund divided by the total number shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The net asset value per share for the fund is determined twice each business day at noon and the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on days that the New York Stock Exchange is open, except Columbus Day and Veterans Day. Your price for buying or selling or exchanging your shares will be the net asset value that is next calculated after the fund accepts your order.

LIR Liquid Assets Fund
----------------------------

ADDITIONAL
INFORMATION

MANAGEMENT
----------

INVESTMENT ADVISER

Mitchell Hutchins is the investment adviser and administrator of the fund, and its principal underwriter. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On September 30, 1999, Mitchell Hutchins managed over $59 billion in client assets with Mitchell Hutchins or PaineWebber as the adviser or sub-adviser of 33 investment companies with 75 separate portfolios and aggregate assets of approximately $47.3 billion.

ADVISORY FEES

The fund pays advisory and administration fees to Mitchell Hutchins that are limited to reimbursements for direct costs, excluding any profit or overhead, for the expenses Mitchell Hutchins incurs pursuant to an agreement with the fund. Mitchell Hutchins has advised the fund that it expects advisory and administration fees to approximate an annual rate of 0.03% of the average daily net assets of the fund for its initial fiscal year. These fees are estimated amounts. Mitchell Hutchins periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to Mitchell Hutchins by the fund.

Under the agreement with the fund, Mitchell Hutchins manages the investment operations of the fund and also administers the fund's business affairs.
Mitchell Hutchins is reimbursed by the fund for its direct advisory and administrative costs and expenses, excluding any profit or overhead, incurred in providing services to the fund. Mitchell Hutchins' costs include the following:
(i) paying the salaries and expenses of the fund's officers and other personnel engaged in administering the fund's business; (ii) monitoring financial and shareholder accounting services provided by the fund's custodian and transfer agent, respectively; (iii) responding to shareholder inquiries and disseminating information to shareholders; (iv) monitoring compliance with the fund's registration statement and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (v) preparing semi-annual and annual reports to shareholders; (vi) preparing filings required by the SEC; (vii) assisting in the preparation of the federal, state and local tax returns; (viii) assisting with the payment of notice filing fees under state securities laws; (ix) organizing annual and special meetings of the fund's shareholders; and (x) paying any other costs and expenses Mitchell Hutchins incurs in managing the portfolio of the fund. The fund will incur other expenses in its operations. See "Investment Advisory and Distribution Arrangements" in the SAI.

LIR Liquid Assets Fund
-----------------------------

DIVIDENDS AND TAXES
-------------------

DIVIDENDS

The fund declares  dividends daily and pays them monthly.  The fund  distributes
any  net  short-term   capital  gain  annually,   but  may  make  more  frequent
distributions if necessary to maintain its share price at $1.00 per share.

Your dividends will be reinvested in additional shares of the fund, unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or your financial services firm if you prefer to receive dividends in cash.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends they receive on fund shares until they withdraw the proceeds from the benefit plan.

Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income and withdrawals will be subject to an additional tax equal to 10% of the amount distributed (unless the withdrawals are used to pay certain higher education expenses and certain acquisition costs of first time home buyers) if made prior to the time the participant:

o     reaches age 59 1/2;

o     becomes permanently disabled; or

o reaches at least age 55 and is separated from service of the employer who sponsored the plan.

The failure of an eligible benefit plan to distribute sufficient income after a participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to a benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

[BACK COVER]

If you want more information about the fund, the following document is available free upon request:

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the SAI by contacting the fund directly at [1-800- ].

You may review and copy information about the fund, including the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of information about the fund and other information about the fund and information about the operations of the SEC's public reference room:

o For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009
      Telephone: 1-800-SEC-0330
o     Free, from the SEC's Internet website at: http://www.sec.gov



Mitchell Hutchins LIR Money Series
--LIR Liquid Assets Fund
Investment Company Act File No. 811-06281
(Copyright)1999 PaineWebber Incorporated

                             LIR CASH RESERVES FUND
                             LIR LIQUID ASSETS FUND
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                                   PRELIMINARY
                       STATEMENT OF ADDITIONAL INFORMATION
                              Subject to Completion

LIR Cash Reserves Fund ("Cash Reserves Fund") and LIR Liquid Assets Fund ("Liquid Assets Fund") are series of Mitchell Hutchins LIR Money Series, a
Delaware business trust ("Trust"). Mitchell Hutchins LIR Money Series is a no-load, open-end investment company offering shares in five separate, diversified, money market funds. Each fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

      Each fund offers shares to eligible investment programs that have arrangements with PaineWebber Incorporated ("PaineWebber") and Mitchell Hutchins for the benefit of their clients. The funds' investment adviser, administrator and distributor is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber.

      This Preliminary Statement of Additional Information is not a Prospectus and should be read only in conjunction with a fund's Preliminary Prospectus, dated December __, 1999. A copy of each fund's Preliminary Prospectus may be obtained by calling toll-free [ ]. The Preliminary Prospectuses contain more information about the funds. You should read a fund's Preliminary Prospectus carefully before investing. This Preliminary Statement of Additional Information is dated December __, 1999.



                         TABLE OF CONTENTS
                                                              PAGE

        The Funds and Their Investment Policies.........
        The Funds' Investments, Related Risks and
        Limitations.....................................
        Organization of the Trust; Trustees and Officers
           and Principal
           Holders of Securities........................
        Investment Advisory, Administation and
           Distribution Arrangements....................
        Portfolio Transactions..........................
        Additional Purchase and Redemption Information;
           Service Organizations........................
        Valuation of Shares.............................
        Performance Information.........................
        Taxes...........................................
        Other Information...............................


[FOR THE LEFT HAND MARGIN: The information in the Prospectuses and this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. The Prospectuses and this Statement of Additional Information are not an offer to sell these securities and are not soliciting an offer to buy these securities in any state where the offer or sale is not permitted. ]

                     THE FUNDS AND THEIR INVESTMENT POLICIES

      Each fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of a fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

      Each fund's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The funds invest in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt obligations and similar securities. These instruments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements regarding any of the foregoing and (5) investment company securities. Money market instruments also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

      The funds may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. Each fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven days.

      The funds may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). A First Tier Security is either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating agencies ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Mitchell Hutchins to be of comparable quality.

      Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The funds may purchase only U.S. dollar-denominated obligations of foreign issuers.

      Each fund may invest up to 10% of its net assets in illiquid securities. The funds may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow up to 10% of its total assets for temporary purposes, including reverse repurchase agreements. The costs associated with borrowing may reduce the fund's net income. The funds may invest in the securities of other investment companies.

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

      The following supplements the information contained in the Prospectuses and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectuses or the Statement of Additional Information, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

      YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which each fund invests (such as U.S. government securities, commercial paper and bank obligations) are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

      Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security (as defined above) or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

      U.S. GOVERNMENT SECURITIES. Each fund may purchase U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

      U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

      COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Each fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. A fund also may purchase non-convertible debt obligations subject to maturity contstraints imposed by Rule 2a-7 under the Investment Company Act. Descriptions of certain types of short-term obligations are provided below.

      ASSET-BACKED SECURITIES. Each fund may invest in securities that are comprised of financial assets. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Such assets are securitized through the use of trusts or special purpose corporations or other entities. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

      VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Each fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, a fund may purchase variable and floating rate securities of other issuers with remaining maturities in excess of 13 months if the securities are subject to a demand feature exercisable within 13 months or less. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. A fund's investments in these securities must comply with conditions established by the Securities and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 13 months or less. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

      Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

      VARIABLE AMOUNT MASTER DEMAND NOTES. Each fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between a fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by a fund or the issuer. These notes are payable on demand and may or may not be rated.

      INVESTING IN FOREIGN SECURITIES. Each fund's investments in U.S. dollar-denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

      CREDIT AND LIQUIDITY ENHANCEMENTS. Each fund may invest in securities that have credit or liquidity enhancements or a fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when a fund wishes to do so. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price.

      ILLIQUID SECURITIES. The term "illiquid securities" for purposes of the Prospectuses and Statement of Additional Information means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. To the extent each fund invests in illiquid securities, it may not be able to liquidate such investments readily and may have to sell other investments if necessary to raise cash to meet its obligations.

      Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act") and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

      However, not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.

      The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

      REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by Mitchell Hutchins to present minimum credit risks.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks and securities dealers. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

      Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when a fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce that fund's obligation to repurchase the securities, and a fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

      A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related Risks and Limitations--Segregated Accounts." A fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.

      INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to Investment Company Act limitations, which at present restrict these investments in the aggregate to no more than 10% of each fund's total assets. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.

      LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

      Pursuant to procedures adopted by the board governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the fund's securities lending program.

      SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, they will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to each fund's obligation or commitment under such transactions.


                                       6A

INVESTMENT LIMITATIONS OF THE FUNDS

      FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

      Each fund will not:

      (1)...purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

      The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

      (2)...purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

      The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

      (3)...issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33-1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

      (4)...make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      The following interpretation applies to, but is not a part of, this fundamental restriction: the fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

      (5)...engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

      Each fund will not:

      (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

      (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

      (5)   invest more than 10% of its net assets in illiquid securities.

              ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS AND
                         PRINCIPAL HOLDERS OF SECURITIES

      The Trust was organized on April 29, 1998, as a business trust under the laws of Delaware and has five series. The Trust has authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share. The Trust is governed by a board of trustees, which oversees the funds' operations. The board also is authorized to establish additional series. The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


  NAME AND ADDRESS; AGE   POSITION WITH TRUST  BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
  ---------------------   -------------------  ----------------------------------------

Margo N. Alexander*+; 52      Trustee and      Mrs.   Alexander   is  chairman
                               President       (since   March   1999),   chief
                                               executive  officer and a director
                                               of   Mitchell   Hutchins   (since
                                               January  1995),  and an executive
                                               vice  president and a director of
                                               PaineWebber  (since  March 1984).
                                               Mrs. Alexander is president and a
                                               director   or   trustee   of   32
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

Richard Q. Armstrong; 64        Trustee        Mr.  Armstrong  is chairman  and
R.Q.A. Enterprises                             principal of R.Q.A.  Enterprises
                                               (management   consulting   firm)
One Old Church Road                            (since April 1991 and  principal
Unit #6                                        occupation  since  March  1995).
Greenwich, CT 06830                            Mr.  Armstrong  was  chairman of
                                               the   board,    chief   executive
                                               officer    and     co-owner    of
                                               Adirondack   Beverages  (producer
                                               and  distributor  of soft  drinks
                                               and    sparkling/still    waters)
                                               (October 1993-March 1995). He was
                                               a  partner  of  The  New  England
                                               Consulting   Group    (management
                                               consulting     firm)    (December
                                               1992-September   1993).   He  was
                                               managing  director  of LVMH  U.S.
                                               Corporation  (U.S.  subsidiary of
                                               the    French     luxury    goods
                                               conglomerate,  Louis Vuitton Moet
                                               Hennessey            Corporation)
                                               (1987-1991)  and  chairman of its
                                               wine  and   spirits   subsidiary,
                                               Schieffelin  &  Somerset  Company
                                               (1987-1991).  Mr.  Armstrong is a
                                               director   or   trustee   of   31
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.


                                       9

  NAME AND ADDRESS; AGE   POSITION WITH TRUST  BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
  ---------------------   -------------------  ----------------------------------------
E. Garrett Bewkes,            Trustee and      Mr.  Bewkes  is  a  director  of
Jr.**+; 72                  Chairman of the    Paine  Webber  Group  Inc.  ("PW
                           Board of Trustees   Group")   (holding   company  of
                                               PaineWebber     and     Mitchell
                                               Hutchins).   Prior  to  December
                                               1995,  he was a consultant to PW
                                               Group.  Prior  to  1988,  he was
                                               chairman     of    the    board,
                                               president  and  chief  executive
                                               officer  of  American   Bakeries
                                               Company  (baker and  distributor
                                               of bakery products).  Mr. Bewkes
                                               is  a  director  of   Interstate
                                               Bakeries             Corporation
                                               (distributes   and  sells  fresh
                                               bakery     products      through
                                               supermarkets).  Mr.  Bewkes is a
                                               director   or   trustee   of  35
                                               investment  companies  for which
                                               Mitchell  Hutchins,  PaineWebber
                                               or  one  of   their   affiliates
                                               serves as investment adviser.

Richard R. Burt; 52             Trustee        Mr.  Burt  is  chairman  of  IEP
1275 Pennsylvania Ave,                         Advisors,   Inc.  (international
N.W.                                           investments    and    consulting
Washington, DC  20004                          firm)  (since  March 1994) and a
                                               partner  of  McKinsey  & Company
                                               (management   consulting   firm)
                                               (since  1991).   He  is  also  a
                                               director                      of
                                               Archer-Daniels-Midland       Co.
                                               (agricultural      commodities),
                                               Hollinger    International   Co.
                                               (publishing),  Homestake  Mining
                                               Corp. (gold mining),  Powerhouse
                                               Technologies   Inc.    (provides
                                               technology    to   gaming    and
                                               wagering  industry)  and Weirton
                                               Steel Corp.  (makes and finishes
                                               steel  products).   He  was  the
                                               chief    negotiator    in    the
                                               Strategic Arms  Reduction  Talks
                                               with  the  former  Soviet  Union
                                               (1989-1991)    and   the    U.S.
                                               Ambassador    to   the   Federal
                                               Republic        of       Germany
                                               (1985-1989).   Mr.   Burt  is  a
                                               director   or   trustee   of  31
                                               investment  companies  for which
                                               Mitchell  Hutchins,  PaineWebber
                                               or  one  of   their   affiliates
                                               serves as investment adviser.

Mary C. Farrell**+; 49          Trustee        Ms.   Farrell   is  a   managing
                                               director,    senior   investment
                                               strategist  and  member  of  the
                                               Investment  Policy  Committee of
                                               PaineWebber.  Ms. Farrell joined
                                               PaineWebber  in  1982.  She is a
                                               member of the Financial  Women's
                                               Association      and     Women's
                                               Economic  Roundtable and appears
                                               as a  regular  panelist  on Wall
                                               $treet     Week    with    Louis
                                               Rukeyser.  She  also  serves  on
                                               the  Board of  Overseers  of New
                                               York  University's  Stern School
                                               of  Business.  Ms.  Farrell is a
                                               director   or   trustee   of  30
                                               investment  companies  for which
                                               Mitchell  Hutchins,  PaineWebber
                                               or  one  of   their   affiliates
                                               serves as investment adviser.


                                       10

 NAME AND ADDRESS; AGE   POSITION WITH TRUST  BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
 ---------------------   -------------------  ----------------------------------------
Meyer Feldberg; 57              Trustee        Mr.   Feldberg   is   Dean   and
Columbia University                            Professor of  Management  of the
101 Uris Hall                                  Graduate   School  of  Business,
New York, NY  10027                            Columbia  University.  Prior  to
                                               1989,  he was  president  of the
                                               Illinois       Institute      of
                                               Technology.   Dean  Feldberg  is
                                               also  a  director  of  Primedia,
                                               Inc.   (publishing),   Federated
                                               Department     Stores,      Inc.
                                               (operator of department  stores)
                                               and  Revlon,  Inc.  (cosmetics).
                                               Dean  Feldberg  is a director or
                                               trustee    of   34    investment
                                               companies  for  which   Mitchell
                                               Hutchins,  PaineWebber or one of
                                               their   affiliates   serves   as
                                               investment adviser.

George W. Gowen; 70             Trustee        Mr.  Gowen is a  partner  in the
666 Third Avenue                               law    firm    of    Dunnington,
New York, NY  10017                            Bartholow  &  Miller.  Prior  to
                                               May 1994, he was a partner in the
                                               law firm of Fryer,  Ross & Gowen.
                                               Mr.   Gowen  is  a  director   or
                                               trustee    of    34    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

Frederic V. Malek; 62           Trustee        Mr.  Malek is chairman of Thayer
1455 Pennsylvania Ave,                         Capital    Partners    (merchant
N.W.                                           bank).   From  January  1992  to
Suite 350                                      November  1992,  he was campaign
Washington, DC  20004                          manager  of   Bush-Quayle   `92.
                                               From  1990 to 1992,  he was vice
                                               chairman   and,   from  1989  to
                                               1990,   he  was   president   of
                                               Northwest  Airlines Inc. and NWA
                                               Inc.    (holding    company   of
                                               Northwest  Airlines Inc.). Prior
                                               to 1989,  he was employed by the
                                               Marriott   Corporation  (hotels,
                                               restaurants,   airline  catering
                                               and contract feeding),  where he
                                               most  recently  was an executive
                                               vice   president  and  president
                                               of Marriott  Hotels and Resorts.
                                               Mr.  Malek is also a director of
                                               Aegis    Communications,    Inc.
                                               (tele-services),        American
                                               Management     Systems,     Inc.
                                               (management    consulting    and
                                               computer   related    services),
                                               Automatic Data Processing,  Inc.
                                               (computing     services),     CB
                                               Richard   Ellis,    Inc.   (real
                                               estate  services),   FPL  Group,
                                               Inc.    (electric     services),
                                               Global  Vacation Group (packaged
                                               vacations),    HCR/Manor   Care,
                                               Inc.     (health    care)    and
                                               Northwest   Airlines   Inc.  Mr.
                                               Malek is a  director  or trustee
                                               of 31  investment  companies for
                                               which     Mitchell     Hutchins,
                                               PaineWebber   or  one  of  their
                                               affiliates  serves as investment
                                               adviser.


                                       11


 NAME AND ADDRESS; AGE   POSITION WITH TRUST  BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
 ---------------------   -------------------  ----------------------------------------
Carl W. Schafer; 63             Trustee        Mr.  Schafer is president of the
66 Witherspoon Street,                         Atlantic Foundation  (charitable
#1100                                          foundation   supporting   mainly
Princeton, NJ  08542                           oceanographic   exploration  and
                                               research).  He is a director  of
                                               Base    Ten    Systems,     Inc.
                                               (software),   Roadway   Express,
                                               Inc.  (trucking),  The  Guardian
                                               Group  of  Mutual   Funds,   the
                                               Harding,  Loevner  Funds,  Evans
                                               Systems,   Inc.   (motor  fuels,
                                               convenience       store      and
                                               diversified            company),
                                               Electronic  Clearing House, Inc.
                                               (financial          transactions
                                               processing),     Frontier    Oil
                                               Corporation   and   Nutraceutix,
                                               Inc.  (biotechnology   company).
                                               Prior to  January  1993,  he was
                                               chairman   of   the   Investment
                                               Advisory    Committee   of   the
                                               Howard      Hughes       Medical
                                               Institute.   Mr.  Schafer  is  a
                                               director   or   trustee   of  31
                                               investment  companies  for which
                                               Mitchell  Hutchins,  PaineWebber
                                               or  one  of   their   affiliates
                                               serves as investment adviser.

Brian M. Storms*+; 45           Trustee        Mr.   Storms  is  president  and
                                               chief   operating   officer   of
                                               Mitchell  Hutchins  (since March
                                               1999).  Prior to March 1999,  he
                                               was   president  of   Prudential
                                               Investments  (1996-1999).  Prior
                                               to joining Prudential,  he was a
                                               managing  director  at  Fidelity
                                               Investments.  Mr.  Storms  is  a
                                               director   or   trustee   of  31
                                               investment  companies  for which
                                               Mitchell  Hutchins,  PaineWebber
                                               or  one  of   their   affiliates
                                               serves as investment adviser.

Kris L. Dorr*; 35            Vice President    Ms.   Dorr  is  a   first   vice
                                               president    and   a   portfolio
                                               manager   in   the    short-term
                                               strategies   group  of  Mitchell
                                               Hutchins.  Ms.  Dorr  is a  vice
                                               president   of  one   investment
                                               company   for   which   Mitchell
                                               Hutchins,  PaineWebber or one of
                                               their   affiliates   serves   as
                                               investment adviser.

Elbridge T. Gerry III*;      Vice President    Mr.   Gerry  is  a  senior  vice
42                                             president    and   a   portfolio
                                               manager  of  Mitchell  Hutchins.
                                               Prior to  January  1996,  he was
                                               with   J.  P.   Morgan   Private
                                               Banking     where     he     was
                                               responsible     for     managing
                                               municipal   assets,    including
                                               several  municipal  bond  funds.
                                               Mr.  Gerry  is a vice  president
                                               of five  investment companies for
                                               which     Mitchell     Hutchins,
                                               PaineWebber   or  one  of  their
                                               affiliates  serves as investment
                                               adviser.

                                       12

 NAME AND ADDRESS; AGE   POSITION WITH TRUST  BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
 ---------------------   -------------------  ----------------------------------------
John J. Lee**; 31         Vice President and   Mr. Lee is a vice  president and
                          Assistant Treasurer  a  manager  of the  mutual  fund
                                               finance  department  of  Mitchell
                                               Hutchins.   Prior  to   September
                                               1997,  he was an audit manager in
                                               the financial  services  practice
                                               of Ernst & Young LLP.  Mr. Lee is
                                               a vice  president  and  assistant
                                               treasurer   of   32    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their  affiliates  serves  as  an
                                               investment adviser.

Kevin J. Mahoney**; 33    Vice President and   Mr.  Mahoney  is  a  first  vice
                          Assistant Treasurer  president  and a senior  manager
                                               of  the  mutual   fund   finance
                                               department      of      Mitchell
                                               Hutchins.   From   August   1996
                                               through  March 1999,  he was the
                                               manager  of  the   mutual   fund
                                               internal    control   group   of
                                               Salomon Smith  Barney.  Prior to
                                               August    1996,    he   was   an
                                               associate      and     assistant
                                               treasurer      of      BlackRock
                                               Financial  Management  L.P.  Mr.
                                               Mahoney is a vice  president and
                                               assistant    treasurer   of   32
                                               investment  companies  for which
                                               Mitchell  Hutchins,  PaineWebber
                                               or  one  of   their   affiliates
                                               serves as investment adviser.

Michael H. Markowitz*;       Vice President    Mr.  Markowitz  is a first  vice
33                                             president    and   a   portfolio
                                               manager   in   the    short-term
                                               strategies   group  of  Mitchell
                                               Hutchins.  Mr.  Markowitz  is  a
                                               vice     president     of    one
                                               investment   company  for  which
                                               Mitchell  Hutchins,  PaineWebber
                                               or  one  of   their   affiliates
                                               serves as investment adviser.
Dennis McCauley*; 52         Vice President    Mr.   McCauley   is  a  managing
                                               director  and  chief  investment
                                               officer--fixed      income     of
                                               Mitchell   Hutchins.   Prior  to
                                               December  1994,  he was director
                                               of fixed income  investments  of
                                               IBM  Corporation.  Mr.  McCauley
                                               is  a  vice   president   of  22
                                               investment  companies  for which
                                               Mitchell  Hutchins,  PaineWebber
                                               or  one  of   their   affiliates
                                               serves as investment adviser.

Kevin P. McIntyre*; 33       Vice President    Mr.    McIntyre    is   a   vice
                                               president    and   a   portfolio
                                               manager  of  Mitchell  Hutchins.
                                               Mr.    McIntyre    is   a   vice
                                               president   of  one   investment
                                               company   for   which   Mitchell
                                               Hutchins,  PaineWebber or one of
                                               their   affiliates   serves   as
                                               investment adviser.


                                       13

 NAME AND ADDRESS; AGE   POSITION WITH TRUST  BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
 ---------------------   -------------------  ----------------------------------------
Ann E. Moran**; 42         Vice President and  Ms.  Moran  is a vice  president
                          Assistant Treasurer  and  a  manager  of  the  mutual
                                               fund   finance   department   of
                                               Mitchell Hutchins.  Ms. Moran is
                                               a vice  president  and assistant
                                               treasurer   of   32   investment
                                               companies  for  which   Mitchell
                                               Hutchins,  PaineWebber or one of
                                               their   affiliates   serves   as
                                               investment adviser.

Dianne E. O'Donnell**; 47  Vice President and  Ms.  O'Donnell  is a senior vice
                               Secretary       president  and  deputy   general
                                               counsel  of  Mitchell  Hutchins.
                                               Ms.    O'Donnell   is   a   vice
                                               president  and  secretary  of 31
                                               investment  companies and a vice
                                               president      and     assistant
                                               secretary   of  one   investment
                                               company   for   which   Mitchell
                                               Hutchins,  PaineWebber or one of
                                               their   affiliates   serves   as
                                               investment adviser.

Emil Polito*; 38             Vice President    Mr.  Polito  is  a  senior  vice
                                               president    and   director   of
                                               operations   and   control   for
                                               Mitchell  Hutchins.  Mr.  Polito
                                               is  a  vice   president   of  32
                                               investment  companies  for which
                                               Mitchell  Hutchins,  PaineWebber
                                               or  one  of   their   affiliates
                                               serves as investment adviser.

Susan Ryan*; 39              Vice President    Ms.   Ryan  is  a  senior   vice
                                               president and a portfolio manager
                                               of  Mitchell  Hutchins  and  has
                                               been  with   Mitchell   Hutchins
                                               since  1982.  Ms. Ryan is a vice
                                               president  of  five   investment
                                               companies  for  which   Mitchell
                                               Hutchins,  PaineWebber or one of
                                               their   affiliates   serves   as
                                               investment adviser.

Victoria E. Schonfeld**;     Vice President    Ms.   Schonfeld  is  a  managing
48                                             director and general  counsel of
                                               Mitchell   Hutchins   (since  May
                                               1994) and a senior vice president
                                               of PaineWebber (since July 1995).
                                               Ms. Schonfeld is a vice president
                                               of 31 investment  companies and a
                                               vice  president  and secretary of
                                               one investment  company for which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

Paul H. Schubert**; 36     Vice President and  Mr.  Schubert  is a senior  vice
                               Treasurer       president  and  director  of the
                                               mutual fund  finance  department
                                               of   Mitchell   Hutchins.    Mr.
                                               Schubert  is  a  vice  president
                                               and  treasurer of 32  investment
                                               companies  for  which   Mitchell
                                               Hutchins,  PaineWebber or one of
                                               their   affiliates   serves   as
                                               investment adviser.


                                       14


 NAME AND ADDRESS; AGE   POSITION WITH TRUST  BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
 ---------------------   -------------------  ----------------------------------------
Barney A. Taglialatela**;  Vice President and  Mr.   Taglialatela   is  a  vice
38                        Assistant Treasurer  president  and a manager  of the
                                               mutual fund  finance  department
                                               of Mitchell  Hutchins.  Prior to
                                               February  1995, he was a manager
                                               of  the  mutual   fund   finance
                                               division   of   Kidder   Peabody
                                               Asset   Management,   Inc.   Mr.
                                               Taglialatela     is    a    vice
                                               president      and     assistant
                                               treasurer   of   32   investment
                                               companies  for  which   Mitchell
                                               Hutchins,  PaineWebber or one of
                                               their   affiliates   serves   as
                                               investment adviser.

Debbie Vermann*; 41          Vice President    Ms.  Vermann is a vice president
                                               and  a   portfolio   manager  of
                                               Mitchell  Hutchins.  Ms. Vermann
                                               is a  vice  president  of  three
                                               investment  companies  for  which
                                               Mitchell  Hutchins,  PaineWebber
                                               or  one  of   their   affiliates
                                               serves as investment adviser.

Keith A. Weller**; 38     Vice President and   Mr.   Weller  is  a  first  vice
                          Assistant Secretary  president and associate  general
                                               counsel  of  Mitchell  Hutchins.
                                               Prior  to  May  1995,  he was an
                                               attorney  in  private  practice.
                                               Mr.  Weller is a vice  president
                                               and  assistant  secretary  of 31
                                               investment  companies  for which
                                               Mitchell  Hutchins,  PaineWebber
                                               or  one  of   their   affiliates
                                               serves as investment adviser.

-------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This persons's business address is 1285 Avenue of the Americas, New York, New
   York 10019.

+ Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the funds as defined in the Investment Company Act of by virtue of their positions with Mitchell Hutchins, PaineWebber and/or PW Group.

      The Trust pays each board member who is not an "interested person" of the Trust $1,000 for each series annually and up to $150 per series for each board meeting and each separate meeting of a board committee. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers of the Trust own in the aggregate less than 1% of the outstanding shares of each fund. Because Mitchell Hutchins performs substantially all the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

      The table below includes certain information relating to the compensation of the Trust's current board members who held office with the Trust during the fiscal year ended April 30, 1999, and the compensation of those board members from all or with other PaineWebber funds during the 1998 calendar year.

                               COMPENSATION TABLE+


                                    ESTIMATED
                                    AGGREGATE
                                  COMPENSATION   TOTAL COMPENSATION
                                    FROM THE     FROM THE TRUST AND
        NAME OF PERSON, POSITION      TRUST*     THE FUND COMPLEX**
        ------------------------      -----      -------------------

       Richard Q. Armstrong,                        $101,372
           Trustee
       Richard R. Burt,                             $101,372
           Trustee
       Meyer Feldberg,                              $116,222
           Trustee
       George W. Gowen,                             $108,272
           Trustee
       Frederic V. Malek,                           $101,372
           Trustee
       Carl W. Schafer,                             $101,372
           Trustee
--------------------
+ Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.

* Represents fees estimated to be paid to each board member by the Trust for the funds' first full fiscal year of operations.

** Represents  total  compensation  paid during the calendar year ended December
   31, 1998, to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

                         PRINCIPAL HOLDERS OF SECURITIES

      As of December ___, 1999, Mitchell Hutchins held all the outstanding shares of the funds and thus may be deemed a controlling person of the fund until additional investors purchase shares.

        INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS


      INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the Trust's investment adviser and administrator on behalf of each fund pursuant two separate contracts ( the "Cash Reserves Contract" and the "Liquid Assets Contract," respectively) (collectively, the "Advisory and Administration Contracts"). Under the Cash Reserves Contract, Cash Reserves Fund pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at the rate of 0.33% of average daily net assets.

      Under the terms of the Cash Reserves Contract, Cash Reserves Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by the fund include the following: (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or Mitchell Hutchins; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; costs of mailing such materials to existing shareholders; (13) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the trustees and officers; and (18) costs of mailing, stationery and communications equipment.

      Under the terms of the Liquid Assets Contract, Mitchell Hutchins manages the investment operations of the Liquid Assets Fund and also administers the fund's business affairs. In return, the Liquid Assets Fund will pay to Mitchell Hutchins a fee, computed daily and paid monthly. Where the services are provided directly by Mitchell Hutchins or an affiliate, the fees will be limited to reimbursement of Mitchell Hutchins' direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where Mitchell Hutchins arranges for an unaffiliated person to provide services, the fund will reimburse Mitchell Hutchins for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the fund will pay the service provider directly. (These fees and expenses of the fund are referred to as "Direct Expenses.") Mitchell Hutchins has advised the fund that it expects its direct advisory/administrative costs and expenses to approximate an annual rate of 0.03% of the average daily net assets of the fund for its initial fiscal year. These expenses are estimated amounts in addition to other expenses of the fund. Mitchell Hutchins periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to Mitchell Hutchins by the fund.

      The Direct Expenses borne by the fund will include but not be limited to the following (or the fund's proportionate share of the following): (i) expenses of paying the salaries and expenses of the Trust's officers and other personnel engaged in administering the Trust's business; (ii) expenses of monitoring financial and shareholder accounting services provided by the Trust's custodian and transfer agent, respectively; (iii) expenses of responding to shareholder inquiries and disseminating information to shareholders; (iv) expenses of monitoring compliance with the Trust's registration statements and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code of 1986, as amended; (v) expenses of preparing  semi-annual  and annual  reports to  shareholders;  (vi)  expenses of preparing filings required by the SEC; (vii) expenses of assisting in the preparation of federal, state and local tax returns; (viii) expenses of assisting with the payment of notice filing fees under state securities laws;
(ix) expenses of organizing annual and special meetings of shareholders; (ix) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith; (x) expenses incurred on behalf of the fund by Mitchell Hutchins under this Contract; (xi) expenses of organizing the Trust and the fund; (xiii) filing fees and expenses relating to the registration and qualification of the fund's shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (xiv) fees and salaries payable to the Trust's trustees and officers who are not interested persons of the Trust or Mitchell Hutchins; (xv) all expenses incurred in connection with the trustees' services, including travel expenses; (xvi) taxes (including any income or franchise taxes) and governmental fees; (xvii) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (xviii) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law; (xvix) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees of the Trust who are not interested persons of the Trust; (xx) charges of custodians, transfer agents and other agents (including any lending agent);
(xxi) costs of preparing any share certificates; (xxii) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (xxiii) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders; (xxiv) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by the Trust or the fund; (xxv) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (xxvi) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof; (xxvii) the cost of investment company literature and other publications provided by the Trust to its trustees and officers; (xxviii) costs of mailing, stationery and communications equipment; (xxix) expenses incident to any dividend, withdrawal or redemption options; (xxx) charges and expenses of any outside pricing service used to value portfolio securities; and (xxxi) interest on borrowings of the fund; and (xxxii) any other costs and expenses incurred in managing the portfolio of a fund.

      General expenses of the Trust not readily identifiable as belonging to a fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Services provided by Mitchell Hutchins under the Advisory and Administration Contracts, as discussed above, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.

      Under the Advisory and Administration Contracts, Mitchell Hutchins will not be liable for any error of judgment of mistake of law or for any loss suffered by the funds in connection with the performance of the Advisory and Administration Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contracts terminate automatically upon assignment, and each is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the fund.

      NET ASSETS. The following table shows the approximate net assets as of July 31, 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                  NET ASSETS
                           INVESTMENT CATEGORY                      ($MIL)
                           -------------------                      ------
          Domestic (excluding Money Market).................     $ 8,159.6
          Global............................................       4,524.1
          Equity/Balanced...................................       7,791.1
          Fixed Income (excluding Money Market).............       4,892.6
                   Taxable Fixed Income.....................       3,363.8
                   Tax-Free Fixed Income....................       1,528.8
          Money Market Funds................................      35,370.8


      PERSONAL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients.

      DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each fund's shares under a distribution contract with the Trust ("Distribution Contract"), which requires Mitchell Hutchins to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously.

                             PORTFOLIO TRANSACTIONS

      The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

      For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

      Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the funds.

      Investment decisions for a fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount according to a formula deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.


                       ADDITIONAL PURCHASE AND REDEMPTION
                       INFORMATION; SERVICE ORGANIZATIONS

      ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. Shares of Cash Reserves Fund are offered only to clients who participate in certain eligible investment programs as described in the prospectus. A PaineWebber or Mitchell Hutchins client who applies to participate in these programs will be eligible to purchase shares of the fund upon acceptance of the application by PaineWebber. Eligibility of participants is within the discretion of PaineWebber. In the event a client of PaineWebber leaves the program, the client may not continue to hold shares of the fund.

      Shares  of  Liquid  Assets  Fund  are  offered  only  to  clients  who (a)
participate in certain eligible investment programs as described in the prospectus; and (b) are "eligible benefit plans." Eligible benefit plans include any of the following: [employee benefit plans as defined in section 3(3) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), including government plans as defined in section 3(32) of ERISA and church plans as defined in section 3(33) of ERISA; pension, profit-sharing or other employee benefit plans qualified under section 401 of the Code; deferred compensation and annuity plans under section 457 or 403(b)(7) of the Code; and individual retirement accounts as defined in section 408(a) of the Code. ] A PaineWebber or Mitchell Hutchins client who applies to participate in eligible programs will be eligible to purchase shares of the fund upon acceptance of the application by PaineWebber. Eligibility of participants is within the discretion of PaineWebber. In the event a client of PaineWebber leaves a program, the client may not continue to hold shares of the fund.

      Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

      Under normal circumstances, the funds will redeem shares when so requested by a shareholder's broker-dealer, the shareholder's Financial Advisor or his or her financial institution. Such a redemption order will be executed at the net asset value next determined after the order is received by Mitchell Hutchins. Redemptions of each fund's shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.

      SERVICE ORGANIZATIONS. The funds may authorize service organizations, and their agents, to accept on their behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. The funds will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on each fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

                               VALUATION OF SHARES

      The funds' net asset values per share are determined by the funds' custodian, State Street Bank and Trust Company, twice each business day at noon and the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time), on days when the NYSE is open, except Columbus Day and Veterans Day. Generally, the net asset value will not be determined on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

      Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, a fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this Statement of Additional Information. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

      The board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds

1/2 of 1% for each fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

      In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used.

                             PERFORMANCE INFORMATION

      The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

      TOTAL  RETURN   CALCULATIONS.   Average   annual   total   return   quotes
("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

       P(1 + T)n  =     ERV
     where:  P =  a hypothetical initial payment of $1,000 to purchase shares
             T = average annual total return of shares n = number of years
           ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

      Each fund may also advertise other performance data, which may consist of the annual or cumultaive return (including net short-term capital gain,if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

      CALCULATION OF YIELD. Each fund computes its yield and effective yield quotations using standardized methods required by the SEC. The funds from time to time advertise (1) their current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) their effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

                  EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1

      The funds may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in each fund since they began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

      Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

      OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, the funds may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

      The funds may also compare their performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets. In comparing a fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the funds seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so.

      The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on fund shares are reinvested by being paid in additional fund shares, any future income of the funds would increase the value, not only of the original funds' investments, but also of the additional fund shares received through reinvestment. As a result, the value of the funds' investment would increase more quickly than if dividends had been paid in cash. The funds may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                                      TAXES

      To qualify for treatment as a regulated investment company ("RIC") under the Code, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains, if any) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                OTHER INFORMATION

      DELAWARE BUSINESS TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds). The Trust Instrument provides for indemnification from a fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of each fund.

      VOTING RIGHTS. Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each fund will be voted together.

      The funds do not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

      PRIOR NAME. Prior to July 28, 1999, the Trust was known as "Mitchell Hutchins Institutional Series."

      CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. The funds' custodian, State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the funds. PFPC Inc., a subsidiary of PNC Bank, N.A., located at 400
Bellevue Parkway, Wilmington, DE 19809, serves as the funds' transfer and dividend disbursing agent.

      COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

      AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent accountants for the funds.

[BACK COVER]

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN A FUND'S PRELIMINARY PROSPECTUS AND THIS PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PRELIMINARY PROSPECTUSES AND THIS PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.


                                       -----------



(Copyright)1999 PaineWebber Incorporated







                             LIR Cash Reserves Fund
                             LIR Liquid Assets Fund



                      ------------------------------------------
                                   Preliminary
                       Statement of Additional Information
                                           December __, 1999
                      ------------------------------------------

                            PART C. OTHER INFORMATION


Item 23. EXHIBITS
         --------


(1)   (a)   Trust Instrument(1)/

      (b)   Amendment to Trust Instrument effective July 28, 1999 (2)/

(2)   By-Laws (1)/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest (3)/

(4)   (a)   Investment Advisory and Administration Contract for
            Mitchell Hutchins LIR Select Money Fund (2)/

      (b) Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (to be filed)

      (c) Form of Investment Advisory and Administration Contract for LIR Cash Reserves Fund (filed herewith)

      (d) Form of Investment Advisory and Administration Contract for LIR Liquid Assets Fund (filed herewith)

(5)   (a)   Distribution Contract for Mitchell Hutchins LIR Select Money
            Fund (2)/

      (b) Distribution Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (to be filed)

      (c) Distribution Contract for LIR Cash Reserves Fund and LIR Liquid Assets Fund (to be filed)

(6)   Bonus, profit sharing or pension plans - none

(7)   (a)   Custodian Agreement for LIR Select Money Fund (2)/

      (b) Custodian Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (to be filed)

      (c) Custodian Agreement for LIR Cash Reserves Fund and LIR Liquid Assets Fund (to be filed)

(8)   (a)  (i)   Transfer Agency Agreement for LIR Select Money Fund (2)/

           (ii) Transfer Agency Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (to be filed)

           (iii) Transfer Agency Agreement for LIR Cash Reserves Fund and LIR Liquid Assets Fund (to be filed)

      (b)   Shareholder Service Plan (2)/

      (c)   Shareholder Service Agreement (2)/

(9)   Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (not applicable)

(11)  Omitted Financial Statements - none

(12)  Letter of investment intent (1)/

(13)  (a) Plan of Distribution pursuant to Rule 12b-1 (to be filed)

      (b) Plan Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (to be filed)

(14)  and

(27)  Financial Data Schedule (not applicable)

(15)  Plan Pursuant to Rule 18f-3 (1)/



1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 333-52965, filed July 29, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement, SEC File No. 333-52965, filed September 1, 1999.

3/ Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.



Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          -------------------------------------------------------------

          None.

Item 25.  INDEMNIFICATION
          ---------------

          Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

          Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

          Section 9 of the Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

          Section 9 of the Distribution Contract provides that the Trust will indemnify PaineWebber and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by PaineWebber to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Contract also provides that PaineWebber agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by PaineWebber for use in the Registration Statement or arising out of an agreement between PaineWebber and any retail dealer, or arising out of supplementary literature or advertising used by PaineWebber in connection with the Contract.
Section 10 of the Distribution Contract contains provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
          ----------------------------------------------------

          Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

Item 27.  PRINCIPAL UNDERWRITERS
          ----------------------


      a) PaineWebber and Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

      2002 TARGET TERM TRUST INC.
      ALL AMERICAN TERM TRUST INC.
      GLOBAL HIGH INCOME DOLLAR FUND INC.
      GLOBAL SMALL CAP FUND INC.
      INSURED MUNICIPAL INCOME FUND INC.
      INVESTMENT GRADE MUNICPAL INCOME FUND INC.
      LIQUID INSTITUTIONAL RESERVES
      MANAGED HIGH YIELD FUND INC.
      MANAGED HIGH YIELD PLUS FUND INC.
      MITCHELL HUTCHINS LIR MONEY SERIES
      MITCHELL HUTCHINS PORTFOLIOS
      MITCHELL HUTCHINS SERIES TRUST
      PAINEWEBBER AMERICA FUND
      PAINEWEBBER CASHFUND, INC.
      PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
      PAINEWEBBER INDEX TRUST
      PAINEWEBBER  INVESTMENT  SERIES
      PAINEWEBBER  INVESTMENT TRUST
      PAINEWEBBER INVESTMENT TRUST II
      PAINEWEBBER  MANAGED ASSETS TRUST
      PAINEWEBBER  MANAGED INVESTMENTS TRUST

      PAINEWEBBER  MANAGED MUNICIPAL TRUST
      PAINEWEBBER  MASTER SERIES, INC.
      PAINEWEBBER MUNICIPAL MONEY MARKET SERIES
      PAINEWEBBER MUNICIPAL SERIES
      PAINEWEBBER MUTUAL FUND TRUST
      PAINEWEBBER OLYMPUS FUND
      PAINEWEBBER RMA MONEY FUND, INC.
      PAINEWEBBER RMA TAX-FREE FUND, INC.
      PAINEWEBBER SECURITIES TRUST
      STRATEGIC GLOBAL INCOME FUND, INC.

     b) PaineWebber and Mitchell Hutchins serve as the Registrant's principal underwriters. The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The directors and officers of Mitchell Hutchins, their principal business addresses and their positions and offices with Mitchell
         Hutchins  are   identified  in  its  Form  ADV,  as  filed  with  the
         Securities and Exchange Commission  (registration  number 801-13219).
         The  foregoing   information   is  hereby   incorporated   herein  by
         reference. The information set forth below is furnished for those directors and officers of PaineWebber or Mitchell Hutchins who also serve as trustees or officers of the Trust.



                                                     Positions and Offices With
                      Positions and Offices With          Underwriter or
         NAME         REGISTRANT                          EXCLUSIVE  DEALER
         ----         ------------                        -----------------

 Margo N. Alexander*  Trustee and President         President, Chief Executive
                                                    Officer and a Director of
                                                    Mitchell Hutchins and an
                                                    Executive Vice President and
                                                    a Director of PaineWebber

 Mary C. Farrell**    Trustee                       Managing Director, Senior
                                                    Investment Strategist and
                                                    member of the Investment
                                                    Policy Committee of
                                                    PaineWebber

 Brian M. Storms*     Trustee                       President and Chief Operating
                                                    Officer of Mitchell Hutchins


 Kris L. Dorr*        Vice President                First Vice President and a
                                                    Portfolio Manager in the
                                                    Short-Term Strategies Group
                                                    of Mitchell Hutchins

 Elbridge T. Gerry,   Vice President                Senior Vice President and a
 III*                                               Portfolio Manager of Mitchell
                                                    Hutchins

 John J. Lee**        Vice President and Assistant  Vice President and a Manager
                      Treasurer                     of the Mutual Fund Finance
                                                    Department of Mitchell
                                                    Hutchins

 Kevin J. Mahoney**   Vice President and Assistant  First Vice President and a
                      Treasurer                     Senior Manager of the Mutual
                                                    Fund Finance Department of
                                                    Mitchell Hutchins

 Michael H.           Vice President                First Vice President and a
 Markowitz*                                         Portfolio Manager in the
                                                    Short-Term Strategies Group
                                                    of Mitchell Hutchins

 Dennis McCauley*     Vice President                Managing Director and Chief
                                                    Investment Officer - Fixed
                                                    Income of Mitchell Hutchins




                                                    Positions and Offices
                      Positions and Offices With      With Underwriter or
         NAME         REGISTRANT                       EXCLUSIVE  DEALER
         ----         ------------                     -----------------

Kevin P. McIntyre*    Vice President                Vice President and a
                                                    Portfolio Manager of Mitchell
                                                    Hutchins

Ann E. Moran**        Vice President and            Vice President and a Manager
                      Assistant Treasurer           of the Mutual Fund Finance
                                                    Department of Mitchell
                                                    Hutchins

Dianne E. O'Donnell** Vice President and Secretary  Senior Vice President and
                                                    Deputy General Counsel of
                                                    Mitchell Hutchins

Emil Polito*          Vice President                Senior Vice President and
                                                    Director of Operations and
                                                    Control of Mitchell Hutchins

Susan Ryan*           Vice President                Senior Vice President and a
                                                    Portfolio Manager of Mitchell
                                                    Hutchins

Victoria E.           Vice President                Managing Director and General
Schonfeld**                                         Counsel of Mitchell Hutchins
                                                    and a Senior Vice President
                                                    of PaineWebber

Paul H. Schubert**   Vice President and Treasurer   Senior Vice President and
                                                    Director of the Mutual Fund
                                                    Finance Department of
                                                    Mitchell Hutchins

Barney A.             Vice President and Assistant  Vice President and a Manager
Taglialatela**        Treasurer                     of the Mutual Fund Finance
                                                    Department of Mitchell
                                                    Hutchins

Debbie Vermann*       Vice President                Vice President and a
                                                    Portfolio Manager of Mitchell
                                                    Hutchins

Keith A. Weller**     Vice President and Assistant  First Vice President and
                      Secretary                     Associate General Counsel of
                                                    Mitchell Hutchins

_____________

* The business address of this person is 51 West 52nd Street, New York, York 10019-6114.
** The business address of this person is 1285 Avenue of the Americas, New York, New York 10019

          c)  None


Item 28.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

          The books and other documents  required by paragraphs  (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.  MANAGEMENT SERVICES
          -------------------

          Not applicable.

Item 30.  UNDERTAKINGS
          ------------

          None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 6th day of October, 1999.

                              MITCHELL HUTCHINS LIR MONEY SERIES

                              By:   /s/ Dianne E. O'Donnell
                                    -----------------------
                                    Dianne E. O'Donnell
                                    Vice President and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                           TITLE                        DATE
---------                           -----                        ----

/s/ Margo N. Alexander              President and Trustee        October 6, 1999
------------------------------      (Chief Executive Officer)
Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.          Trustee and Chairman         October 6, 1999
------------------------------      of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong            Trustee                      October 6, 1999
------------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                 Trustee                      October 6, 1999
------------------------------
Richard R. Burt *

/s/ Mary C. Farrell                 Trustee                      October 6, 1999
------------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                  Trustee                      October 6, 1999
------------------------------
Meyer Feldberg *

/s/ George W. Gowen                 Trustee                      October 6, 1999
------------------------------
George W. Gowen *

/s/ Frederic V. Malek               Trustee                      October 6, 1999
------------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                 Trustee                      October 6, 1999
------------------------------
Carl W. Schafer *

/s/ Brian M. Storms                 Trustee                      October 6, 1999
------------------------------
Brian M. Storms **

/s/ Paul H. Schubert                Vice President and           October 6, 1999
------------------------------      Treasurer (Chief Financial
Paul H. Schubert                    and Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 13, 1998 and incorporated by reference from the Initial Registration Statement of Mitchell Hutchins Institutional Series, SEC File 333-52965, filed May 19, 1998.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the Registration Statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed June 1, 1999.

                       MITCHELL HUTCHINS LIR MONEY SERIES

                                  EXHIBIT INDEX
                                  -------------


Exhibit
NUMBER
------


(1)   (a)   Trust Instrument (1)/

      (b)   Amendment to Trust Instrument effective July 28, 1999 (2)/

(2)   By-Laws 1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest (3)/

(4)   (a)   Investment Advisory and Administration Contract for
            Mitchell Hutchins LIR Select Money Fund (2)/

      (b) Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (to be filed)

      (c) Form of Investment Advisory and Administration Contract for LIR Cash Reserves Fund (filed herewith)

      (d) Form of Investment Advisory and Administration Contract for LIR Liquid Assets Fund (filed herewith)

(5)   (a)   Distribution Contract  for Mitchell Hutchins LIR Select
            Money Fund (2)/

      (b) Distribution Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (to be filed)

      (c) Distribution Contract for LIR Cash Reserves Fund and LIR Liquid Assets Fund (to be filed)

(6)   Bonus, profit sharing or pension plans - none

(7)   (a)   Custodian Agreement for LIR Select Money Fund (2)/

      (b) Custodian Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (to be filed)

      (c) Custodian Agreement for LIR Cash Reserves Fund and LIR Liquid Assets Fund (to be filed)

(8)   (a)  (i)   Transfer Agency Agreement for LIR Select Money Fund (2)/

           (ii) Transfer Agency Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (to be filed)

           (iii) Transfer Agency Agreement for LIR Cash Reserves Fund and LIR Liquid Assets Fund (to be filed)

       (b)  Shareholder Service Plan (2)/

       (c)  Shareholder Service Agreement(2)/

(9)    Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (not applicable)

(11)   Omitted Financial Statements - none

(12)   Letter of investment intent (1)/

(13)   (a)  Plan of Distribution pursuant to Rule 12b-1 (to be filed)

       (b) Plan Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (to be filed)

(14)   and

(27)   Financial Data Schedule (not applicable)

(15)   Plan Pursuant to Rule 18f-3 (1)/



1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 333-52965, filed July 29, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement, SEC File No. 333-52965, filed September 1, 1999.

3/ Incorporated  by reference from Articles IV, VI and X of  Registrant's  Trust
   Instrument and from Articles VI and IX of Registrant's By-Laws.